Participations in Group Companies - Net book value (Details) - Parent Company kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) item	Dec. 31, 2019 SEK (kr) item
Participations in Group Companies
Net book value	kr 295,259	kr 101
Nefecon AB
Participations in Group Companies
Share of equity	100.00%	100.00%
Share of voting power	100.00%	100.00%
Number of participation rights | item	1,000	1,000
Net book value	kr 100	kr 100
Calliditas Therapeutics INC
Participations in Group Companies
Share of equity	100.00%	100.00%
Share of voting power	100.00%	100.00%
Number of participation rights | item	1,000	1,000
Net book value	kr 1	kr 1
Genkyotex SA
Participations in Group Companies
Share of equity	86.00%
Share of voting power	86.00%
Number of participation rights | item	10,121,676
Net book value	kr 295,158